NOTE 2- Income Tax	12 Months Ended
Sep. 30, 2020
Notes
NOTE 2- Income Tax

NOTE 2– Income Tax

The Company follows ASC 740-10, which clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. This standard requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position. If the more-likely-than- not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements.

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss, and tax credit carry-forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company followed the guidance provided by Staff Accounting Bulletin (SAB) No. 118 to calculate the value of the deferred tax calculation and current income tax calculation to show the effect of the Tax Cut and Jobs Act of 2017. Effective January 1, 2018 the corporate tax rate is now 21 percent for all income levels.

Deferred tax asset and valuation allowance are as follows at September 30:

	2020	2019
Approximate net operating loss carryforward	$20,600	$17,500

Valuation allowance	(20,600)	(17,500)

Deferred tax asset	$-	$-

The components of income tax expense (benefit) are as follows:

	2020	2019
Current federal tax	$(2,500)	$(2,800)
Current state tax	(600)	(600)

Change in valuation allowance	3,100	3,400
	$-	$-

At September 30, 2020, the Company had net operating loss carryforwards of approximately $79,000 that may be offset against future taxable income as long as the "continuity of ownership" test is met. No tax benefit has been reported in the September 30, 2020 financial statements since the potential tax benefit is offset by a valuation allowance of the same amount. The years 2017-2020 are open to examination by the IRS. No reserves for uncertain tax positions have been recorded.

The Company adopted changes issued by FASB which prescribed a recognition threshold and measurement attribute for financial statement recognition and measurement of an uncertain tax position taken or expected to be taken in a tax return. Under the guidance, an uncertain income tax position must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority.